Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	₩ 14,492	₩ 16,653	₩ 13,093
Domestic
Disclosure of geographical areas [line items]
Non-current assets	9,183	10,884	7,612
Overseas
Disclosure of geographical areas [line items]
Non-current assets	₩ 5,309	₩ 5,769	₩ 5,481